NOTES RELATED TO THE CONSOLIDATED STATEMENT OF INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Detailed Information Of Operating Income Loss [Abstract]
Summary of Detailed Information of Operating Income
The Company does not generate any revenue from the sale of its products considering its stage of development.

(amounts in thousands of euros)	12/31/2020	12/31/2021	12/31/2022
Research Tax Credit	3,430	3,669	1,486
Subsidies and extinguishment of conditional advance (1)	42	383	4,968
Income from licenses or other contracts	246	128	194
Net gain on disposal of tangible assets			24,351
Total	3,718	4,180	30,998
(1) The extinguishment of BPI conditional advance on TEDAC research program for €4,895 thousand is discussed in note 4.8.2.
The reduction in the research tax credit is related to the end of the TRYbeCA1 clinical trial.
The net gain from the disposal of fixed assets is related to the sale of the Princeton plant to Catalent and breaks down as follows :
–Proceeds from the sale of €40,676 thousand ($44,500 thousand);
–The net book value of tangible fixed assets of €15,673 thousand ($17,146 thousand);
–The net book value of intangible fixed assets of €4 thousand ($4 thousand)
–The net book value of the rights of use for €3,022 thousand ($3,307 thousand);
–The cancellation of the lease obligation for €5,419 thousand ($5,928 thousand);
–Transaction costs of €3,046 thousand ($3,333 thousand)

Summary of Operating Expense by Nature	Research and development expenses

For the year ended December 31, 2020 (amounts in thousands of euros)	R&D	Clinical studies	Total
Consumables	54	6,732	6,786
IT costs and maintenance	117	1,162	1,279
Services, subcontracting and fees	1,099	28,487	29,586
Personnel expenses	2,268	13,361	15,629
Depreciation and amortization	283	3,951	4,234
Other	25	41	66
Total	3,846	53,734	57,580

For the year ended December 31, 2021 (amounts in thousands of euros)	R&D	Clinical studies	Total
Consumables	151	4,849	5,000
IT costs and maintenance	116	1,366	1,482
Services, subcontracting and fees	589	17,480	18,069
Personnel expenses	1,960	13,633	15,593
Depreciation and amortization	353	4,531	4,884
Other	17	55	72
Total	3,186	41,914	45,100

For the year ended December 31, 2022 (amounts in thousands of euros)	R&D	Clinical studies	Total
Consumables	165	1,019	1,184
IT costs and maintenance	45	949	994
Services, subcontracting and fees	395	1,287	1,682
Personnel expenses	1,883	9,576	11,459
Depreciation, amortization & impairment	444	3,548	3,992
Other	82	514	596
Total	3,014	16,893	19,907
General and administrative expenses

(amounts in thousands of euros)	12/31/2020	12/31/2021	12/31/2022
Consumables	224	226	93
IT Costs and maintenance	1,070	1,129	1,048
Services, subcontracting and fees	5,962	6,684	6,477
Personnel expenses	6,573	6,174	5,013
Depreciation and amortization	686	494	627
Other	455	888	630
Total	14,970	15,595	13,887

Summary of Personal Expenses	Research and development expenses

For the year ended December 31, 2020 (amounts in thousands of euros)	R&D	Clinical studies	Total
Wages and salaries	1,579	9,886	11,465
Share-based payments (employees and executive management)	24	507	531
Social security expenses	665	2,968	3,633
Total personnel expenses	2,268	13,361	15,629

For the year ended December 31, 2021 (amounts in thousands of euros)	R&D	Clinical studies	Total
Wages and salaries	1,318	10,106	11,424
Share-based payments (employees and executive management)	110	570	680
Social security expenses	532	2,957	3,489
Total personnel expenses	1,960	13,633	15,593

For the year ended December 31, 2022 (amounts in thousands of euros)	R&D	Clinical studies	Total
Wages and salaries	1,348	7,748	9,096
Share-based payments (employees and executives)	0	(44)	(44)
Social security expenses	535	1,872	2,407
Total personnel expenses	1,883	9,576	11,459
General and administrative expenses

(amounts in thousands of euros)	12/31/2020	12/31/2021	12/31/2022
Wages and salaries	4,393	4,032	3,399
Share-based payments (employees and executive management)	532	561	442
Social security expenses	1,648	1,581	1,172
Total personnel expenses	6,573	6,174	5,013

Summary of Subscriptions Plans
Founder subscription warrants (“BSPCE”) plan

Types of securities	BSPCE2012	BSPCE2014
Maturity	May 20, 2020	January 22, 2024
Share subscription warrants (“BSA”) plan

Types of securities	BSA2014	BSA2016	BSA2017	BSA2019	BSA2021
Vesting period	NA	Tranche 1 : 1 year Tranche 2 : 2 years	Tranche 1 : 1 year Tranche 2 : 2 years Tranche 3 : 3 years	2 years	1 year
Maturity	January-2024	Depending of the grant date October-2021 January-2022	Depending of the grant date June-2022 January-2023	October-2022	October 2024
Stock options (“SO”) plan

Types of securities	SO2016	SO2017	SO2018	SO2019	SO2020	SO2021
Vesting period (identical for all plans)	Tranche 1: 2 years Tranche 2: 3 years
Maturity	Depending of the grant date October-2026 January-2027 June-2027 October-2027	Depending of the grant date June-2027 January-2028	Depending of the grant date September-2028 January-2029 April-2029	Depending of the grant date July-2029 October-2029 February-2030	Depending of the grant date July-2030 November-2030 June-2031	Depending of the grant date July-2031 December-2031
Free shares (“AGA”) plan

Types of securities	AGA2017	AGA2018	AGA2019	AGA2020	AGA2021
Vesting period	Tranche 1:1 year Tranche 2: 2 years Tranche 3: 3 years		Tranche 1: 1 year Tranche 2: 2 years Tranche 3: 3 years Tranche 4 : 4 years Tranche 5 : 5 years

Summary of Assumptions Used to Determine Fair Value of Plans Granted
The main assumptions used to determine the fair value of the plans granted in 2021. The Company did not grant new BSA in 2020 and 2022.

Grant in July 2021
Number of warrants	75,250
Plan	BSA2021
Exercise price	€3.82
Price of the underlying share	€3.55
Expected dividends	—%
Volatility (1)	55.16%
Expected term	2.5 years
Fair value of the plan (in thousands of euros) (2)	82
(1)based on the historical volatility observed on the ERYP index on Euronext
(2)The acquisition price of the BSA granted in July 2021 was equal to the grant date fair value of the instrument. Therefore, no expense was recognized under IFRS 2.
The main assumptions used to determine the fair value of the plans granted in 2020 and 2021 are presented in the tables below. The Company did not grant any SO in 2022.

	Grant in February 2020	Grant in July 2020
Number of options	41,950	374,000
Plan	SO2019	SO2020
Exercise price	€5.87	€6.88
Price of the underlying share	€5.51	€6.56
Expected dividends	0.00%	0.00%
Volatility (1)	41.35%	43.41%
Expected term	T1: 6 years T2: 6.5 years
Fair value of the plan (in thousands of euros)	84	951

	Grant in November 2020	Grant in June 2021	Grant in July 2021	Grant in December 2021
Number of options	75,000	57,000	377,550	149,000
Plan	SO2020	SO2020	SO2021	SO2021
Exercise price	€6.14	€4.78	€3.71	€2.14
Price of the underlying share	€6.37	€4.37	€3.55	€2.10
Expected dividends	0.00%	0.00%	0.00%	0.00%
Volatility (1)	44.32%	44.30%	44.25%	45.82%
Expected term	T1: 6 years T2: 6.5 years
Fair value of the plan (in thousands of euros)	199	96	533	131
(1)based on the historical volatility observed on the ERYP index on Euronext

Summary of Assumptions Used Determine Fair Value of Free Shares Plans Granted
The main assumptions used to determine the fair value of the plans granted in 2020 and 2021 are presented in the table below. The Company did not grant new AGA in 2022.

	Grant in February 2020	Grant in July 2020
Number of shares	50,037	250,012
Plan	AGA 2019	AGA 2020
Price of the underlying share	€5.51	€6.56
Expected dividends	0.00%	0.00%
Volatility (1)	38.55%	42.23%
Maturity	5 years	5 years
Performance criteria	(2)	(2)
ERYP	€5.87	€6.88
Performance multiple ("PM")	2	2
Fair value of the plan (in thousands of euros)	133	877

	Grant in June 2021	Grant in July 2021	Grant in December 2021
Number of shares	50,831	231,000	93,331
Plan	AGA 2020	AGA 2021	AGA 2021
Price of the underlying share	€4.37	€3.55	€2.10
Expected dividends	0.00%	0.00%	0.00%
Volatility (1)	44.79%	44.72%	47.56%
Maturity	5 years	5 years	5 years
Performance criteria	(2)	(2)	(2)
ERYP	€4.78	€3.71	€2.14
Performance multiple ("PM")	2	2	2
Fair value of the plan (in thousands of euros)	121	465	133
(1)based on the historical volatility observed on the ERYP index on Euronext
(2)performance criteria: progression of the quoted market share price between the grant date and the tranche acquisition date
•Tri: (ERYPi - ERYP) / (ERYP x (PM – 1)) with ERYPi:
◦average price of the 40-quoted market share price days before the acquisition date for grants until April 2019 ;
◦maximum between the share price at the acquisition date and the average price of the 20-quoted market share price days before the grant date discounted by 5% for grants from October 2019.
•If TRi <=0% no shares granted are acquired
•If Tri>100% all the shares granted are acquired
•If 0%<TRi<100% shares granted are acquired following the TRi percentage
Breakdown of Expenses of Plans per Financial Year
Breakdown of expenses per financial year

Plan name	Amount in P&L in euros thousands as of December 31, 2020	of which employees	of which executive officers and executive committee	of which board members
AGA	537	298	239	—
BSA	43	—	—	43
SO	599	189	410	—
Total	1,179	487	649	43

Plan name	Amount in P&L in euros thousands as of December 31, 2021	of which employees	of which executive officers and executive committee	of which board members
AGA	616	306	311
BSA	1			1
SO	706	193	432	82
Total	1,323	499	743	83

Plan name	Amount in P&L in euros thousands as of December 31, 2022	of which employees	of which executive officers and executive committee	of which board members
AGA	246	(51)	297	—
BSA	—	—	—	—
SO	201	(22)	174	49
Total	447	(73)	471	49

Summary of Outstanding Instruments
Summary of outstanding instruments

Number of outstanding warrants (BSA) and founder's warrants (BSPCE) with a ratio of 1 option = 10 shares	Number of BSA and BSPCE	Weighted-average exercise price
Outstanding at December 31, 2019	40,804	€97.34
Exercisable at December 31, 2019	40,804	€97.34
Granted	—	€—
Forfeited	(19,386)	€73.60
Exercised	(1,608)	€73.60
Outstanding at December 31, 2020	19,810	€122.50
Exercisable at December 31, 2020	19,810	€122.50
Granted
Forfeited
Exercised
Outstanding at December 31, 2021	19,810	€122.50
Exercisable at December 31, 2021	19,810	€122.50
Granted
Forfeited
Exercised
Outstanding at December 31, 2022	19,810	€122.50
Exercisable at December 31, 2022	19,810	€122.50

Number of outstanding stock-options and warrants (BSA) with a ratio of 1 option = 1 share	Number of stock-options and BSA	Weighted-average exercise price
Outstanding at December 31, 2019	897,246	€10.26
Exercisable at December 31, 2019	173,899	€21.46
Granted	505,950	€6.69
Forfeited	(111,860)	€9.53
Exercised	—	€—
Outstanding at December 31, 2020	1,291,336	€8.91
Exercisable at December 31, 2020	236,525	€21.28
Granted	658,800	€3.46
Forfeited	(45,925)	€5.74
Exercised	—	€—
Outstanding at December 31, 2021	1,904,211	€7.09
Exercisable at December 31, 2021	636,376	€11.47
Granted
Forfeited	(881,264)	€7.83
Exercised
Outstanding at December 31, 2022	1,022,947	€6.45
Exercisable at December 31, 2022	549,097	€11.56

Summary of Number of Outstanding Free Shares

Number of outstanding free shares (AGA) with a ratio of 1 option = 1 share	Number of oustanding free shares
Outstanding at December 31, 2019	648,345
Granted	300,049
Forfeited	(181,146)
Acquired	(6,743)
Outstanding at December 31, 2020	760,505
Granted	375,162
Forfeited	(144,047)
Acquired	(22,539)
Outstanding at December 31, 2021	969,081
Granted
Forfeited	(385,360)
Acquired
Outstanding at December 31, 2022	583,721

Summary of Depreciation, Amortization and Provisions	Depreciation, amortization and impairment

(amounts in thousands of euros)	12/31/2020	12/31/2021	12/31/2022
Amortization and impairment of intangible assets	16	571	7
Depreciation of property, plant and equipment	3,457	3,455	2,168
Impairment of property, plant and equipment			983
Depreciation of the right of use	1,518	1,351	733
Impairment of the right of use			728
Total amortization and depreciation	4,991	5,377	4,619

Summary of Financial income (loss)

(amounts in thousands of euros)	12/31/2020	12/31/2021	12/31/2022
Income from short term deposits	12	13	58
Change in fair value of derivative liabilities	652	1,175	0
Other financial income	225	4,234	4,395
Financial income	889	5,422	4,453
Amortized cost of convertible notes	(1,684)	(1,566)
Financial expenses on lease liability	(336)	(305)	(138)
Interest expense related to borrowings	(142)	(267)	(181)
Other financial expenses	(3,192)	(564)	(1,045)
Financial expenses	(5,354)	(2,702)	(1,364)
Financial income (loss)	(4,465)	2,720	3,089

Summary of Reconciliation of the Effective Tax Rate
Reconciliation of the effective tax rate

(amounts in thousands of euros)	12/31/2020	12/31/2021	12/31/2022
Net loss	(73,300)	(53,797)	(228)
Current Income tax (1)	(3)	(2)	(521)
Profit / Loss before tax	(73,297)	(53,795)	293
Tax rate	28%	26.50%	25.00%
Theoretical tax expense or income	20,522	14,256	(73)
Current year loss not capitalized	(20,803)	(15,766)	(585)
Research tax credits	960	972	371
Tax rate differences	—	—	(58)
Share based compensation expense	(330)	(351)	(112)
Other differences	(354)	887	(64)
Effective tax (loss) / income	(3)	(2)	(521)

Summary of Nature of Deferred Taxes

(amounts in thousands of euros)	12/31/2020	12/31/2021	12/31/2022
Loss carryforward	76,978	91,775	94,466
Tax credit carryforward	79	178	158
Temporary differences	484	953	410
Unrecognized deferred tax assets	(77,541)	(92,906)	(95,035)
Net amount	—	—	—

Summary of Basic Earnings per Share and Diluted Earnings (Loss) per Share

	12/31/2020	12/31/2021	12/31/2022
Net loss (in thousands of euros)	(73,300)	(53,797)	(228)
Weighted number of shares for the period (1)	18,386,587	23,692,457	31,016,053
Basic loss per share (€/share)	(3.99)	(2.27)	(0.01)
Diluted loss per share (€/share)	(3.99)	(2.27)	(0.01)

	12/31/2020	12/31/2021	12/31/2022
Number of shares as of January 1 (1)	17,937,535	18,386,587	31,016,053
Number of shares issued during the year (prorata temporis)
Share capital increase	—	3,591,634
Conversion of convertible notes ("OCA")	437,128	1,705,162
Exercise of warrants	10,391	—
Free shares acquired	1,533	9,074
Weighted number of shares for the period	18,386,587	23,692,457	31,016,053
(1)after deduction of treasury shares (2,500 shares are held by the Company as treasury shares and recognized as a deduction of shareholders’ equity).